Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 156,755	$ 154,942
Marketable securities held in Trust Account – U.S. Money Market	57,383,990	57,340,207
Warrant liabilities	61,865	170,867
Fair value measurements at reporting date using: Quoted prices in active markets for identical liabilities (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	156,755	154,942
Marketable securities held in Trust Account – U.S. Money Market	57,383,990	57,340,207
Warrant liabilities
Fair value measurements at reporting date using: Significant other observable inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash
Marketable securities held in Trust Account – U.S. Money Market
Warrant liabilities	61,865
Fair value measurements at reporting date using: Significant unobservable inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash
Marketable securities held in Trust Account – U.S. Money Market
Warrant liabilities		$ 170,867